LEGAL CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
LEGAL CONTINGENCIES
NOTE 8 - LEGAL CONTINGENCIES

We may become a party to litigation in the normal course of business. In the opinion of management, there are no legal matters involving us that would have a material adverse effect upon our financial condition, results of operations or cash flows.

Stephenson Disputes. A dispute arose between Nicola and James Stephenson, co-founders of Mission, and the Company. The Board of Directors deemed it necessary to terminate the Stephensons’ employment on January 4, 2019. The Company filed suit on January 7, 2019 in the Federal District Court for the Southern District of New York against the Stephensons (Troika Media Group et.al. vs. Nicola Stephenson, James Stephenson and AllMac LLC, 14-CV-00145-ER) associated with the activities of the Stephensons’ and alleging breach of the Mission Acquisition documents.

On February 13, 2019, the Court granted the Company a preliminary injunction barring the Stephensons from, among other things: entering the physical or virtual premises of the Company; communicating with Company employees; accessing the Company’s and its affiliates’ property or funds, and holding themselves out as being associated with the Company.

In March 2019, the parties agreed to submit their disputes to arbitration before JAMS. On January 4, 2021, the Arbitrator issued a Partial Final Award (made final on March 8, 2021) in favor of the Company. The Arbitrator found that the Stephensons were terminated properly for cause, had violated their fiduciary duties to the Company and that there was no fraud on the part of the Company or its management and awarded the Company approximately $900,000 in net damages after the Stephensons were reimbursed for previously incurred business expenses. The Arbitrator also provided limited relief to the Stephensons from their expiring non-compete agreement.

On October 30, 2019, the Court issued an order disqualifying the Stephensons’ law firm from serving as counsel in this matter due to the fact that, among other findings, Stephensons’ counsel simultaneously impermissibly represented the Stephensons in an adversarial manner while it still represented the Company.

Studio Fathom Dispute. On January 28, 2021, the Company received a demand from Studio Fathom associated with amounts purportedly due for services provided to Mission Culture, LLC. Studio Fathom claims Mission owes approximately $197,000 for services related to a project that the vendor worked on. The Company is reviewing the claims as it is aware that certain disputes may exist related to the purported amount due. At this time the Company cannot comment on the legitimacy of the demand.

Other than the foregoing, no material legal proceedings to which the Company (or any officer or director of the Company, or any affiliate, to management’s knowledge) is party to or to which the property of the Company is subject is pending, and no such material proceeding is known by management of the Company to be contemplated.

We may become a party to litigation in the normal course of business. In the opinion of management, there are no legal matters involving us that would have a material adverse effect upon our financial condition, results of operations or cash flows.

Stephenson Disputes. A dispute arose between Nicola and James Stephenson, co-founders of Mission, and the Company. The Board of Directors deemed it necessary to terminate the Stephensons’ employment on January 4, 2019. The Company filed suit on January 7, 2019 in the Federal District Court for the Southern District of New York against the Stephensons [Troika Media Group et.al. vs. Nicola Stephenson, James Stephenson and AllMac LLC, 14-CV-00145-ER] associated with the activities of the Stephensons’ and alleging breach of the Mission Acquisition Transaction Documents.

On February 13, 2019, the Court granted the Company a preliminary injunction barring the Stephensons from, among other things: entering the physical or virtual premises of the Company; communicating with Company employees; accessing the Company’s and its affiliates’ property or funds, and holding themselves out as being associated with the Company.

In March 2019, the parties agreed to submit their disputes to arbitration before JAMS. On January 4, 2021, the Arbitrator issued a Partial Final Award in favor of the Company. The Arbitrator found that the Stephensons were terminated properly for cause and that there was no fraud on the part of the Company or its management and awarded the Company approximately $900,000 in net damages after the Stephensons were reimbursed for previously incurred business expenses. The Arbitrator also provided limited relief to the Stephensons from their expiring non-compete agreement.

On October 30, 2019, the Court issued an order disqualifying the Stephensons’ law firm from serving as counsel in this matter due to the fact that, among other findings, Stephenson counsel simultaneously impermissibly represented the Stephensons in an adversarial manner while it still represented the Company.

Other than the foregoing, no material legal proceedings to which the Company (or any officer or director of the Company, or any affiliate, to management’s knowledge) is party to or to which the property of the Company is subject is pending, and no such material proceeding is known by management of the Company to be contemplated.